Equity and Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Partners' Capital Notes [Abstract]
Partnership Interests Table
The following table summarizes the Partnership’s units issued during the years ended December 31, 2018 and 2017:

	Common Units	Class C Units	Series A Preferred Units	General Partner Units	Total
Balance at December 31, 2016	130,671,970	12,358,123	21,922,831	2,583,068	167,535,992
PIK Class C units	—	885,760	—	—	885,760
Conversion of Series A Preferred units	21,922,831	—	(21,922,831)	—	—
Long-Term Incentive Plan award vestings	7,304	—	—	—	7,304
Balance at December 31, 2017	152,602,105	13,243,883	—	2,583,068	168,429,056
PIK Class C units	—	1,128,782	—	—	1,128,782
Long-Term Incentive Plan award vestings	7,180	—	—	—	7,180
Balance at December 31, 2018	152,609,285	14,372,665	—	2,583,068	169,565,018

Calculation of Net Income (Loss) Per Unit Table
The following table illustrates the Partnership’s calculation of net income (loss) per common unit:

	Year Ended December 31,
thousands except per-unit amounts	2018	2017	2016
Net income (loss) attributable to Western Gas Partners, LP	$627,917	$731,666	$652,637
Pre-acquisition net (income) loss allocated to Anadarko	(182,142)	(164,183)	(72,632)
Series A Preferred units interest in net (income) loss (1)	—	(42,373)	(76,893)
General partner interest in net (income) loss	(346,538)	(303,835)	(236,561)
Common and Class C limited partners’ interest in net income (loss)	$99,237	$221,275	$266,551
Net income (loss) allocable to common units (1)	$84,334	$192,066	$226,611
Net income (loss) allocable to Class C units (1)	14,903	29,209	39,940
Common and Class C limited partners’ interest in net income (loss)	$99,237	$221,275	$266,551
Net income (loss) per unit
Common units – basic and diluted (2)	$0.55	$1.30	$1.74
Weighted-average units outstanding
Common units – basic and diluted	152,606	147,194	130,253
Excluded due to anti-dilutive effect:
Class C units (2)	13,795	12,776	11,945
Series A Preferred units assuming conversion to common units (2)	—	5,406	16,860

(1)	Adjusted to reflect amortization of the beneficial conversion features.

(2)
The impact of Class C units would be anti-dilutive for all periods presented and the conversion of Series A Preferred units would be anti-dilutive for the years ended December 31, 2017 and 2016. On March 1, 2017, 50% of the outstanding Series A Preferred units converted into common units on a one-for-one basis, and on May 2, 2017, all remaining Series A Preferred units converted into common units on a one-for-one basis.